The interactive data file included as an exhibit to this filing relates to the prospectuses dated May 1, 2016, as amended May 10, 2016, for Columbia Variable Portfolio - Managed Volatility Conservative Fund, Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund and Columbia Variable Portfolio - Managed Volatility Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 11, 2016 (Accession No. 0001193125-16-586747), which is incorporated herein by reference.